Sublease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary Of Expected Future Sublease Income

Years Ending December 31,	Sublease Income
2023	$2,371
2024	1,383

Total future sublease income	$3,754